INCOME TAX - Deferred tax assets and liabilities (Details) - COP ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets, Gross	$ 246,598	$ 341,338
Deferred tax liability, Gross	(2,871,309)	(2,160,942)
Net	(2,624,711)	(1,819,604)	$ (1,557,420)	$ (1,051,847)
Deferred tax assets, offset		(1,521,911)
Deferred tax liabilities, offset		1,521,911
Deferred tax assets, net		341,338
Deferred tax liability, net		(2,160,942)
Deferred tax assets [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets, Gross	2,420,224	1,863,249
Net	2,420,224	1,863,249	1,520,787	1,637,801
Deferred tax assets, offset	(2,173,626)
Deferred tax assets, net	246,598
Deferred tax liabilities [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability, Gross	(5,044,935)	(3,682,853)
Net	(5,044,935)	$ (3,682,853)	$ (3,078,207)	$ (2,689,648)
Deferred tax liabilities, offset	2,173,626
Deferred tax liability, net	$ (2,871,309)